Stockholders' equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions				12 Months Ended
	Dec. 15, 2017	Sep. 14, 2016	Apr. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Increase of subscribed and paid-up capital		R$ 12,000
Bonus shares reserve		10.00%
Number of capital stock increased		598,391,594
Cancellation of Shares				31,793,105	100,000,000
Total share capital				6,550,514,438	6,582,307,543	6,083,915,949
Par value				R$ 0
Number of common stock				3,319,951,112
Number of preferred stock				3,230,563,326
Capital stock				R$ 97,148	R$ 97,148
Annual minimum priority dividend				R$ 0.015
Country of domicile [member]
Disclosure of classes of share capital [line items]
Capital stock				R$ 65,482	R$ 65,534
Foreign [Member]
Disclosure of classes of share capital [line items]
Total share capital				2,135,149,591	2,141,993,501	1,919,482,367
Capital stock				R$ 31,666	R$ 31,614
Bottom of range [member]
Disclosure of classes of share capital [line items]
Annual mandatory dividend rate				25.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Cancellation of Shares			100,000,000		100,000,000
Total share capital				3,230,563,326	3,230,563,326	3,036,875,751
Annual minimum priority dividend				R$ 0.022
Preference shares [member] | Foreign [Member]
Disclosure of classes of share capital [line items]
Total share capital				2,114,271,985	2,125,599,595	1,906,099,555
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Cancellation of Shares	31,793,105			31,793,105
Total share capital				3,319,951,112	3,351,744,217	3,047,040,198
Ordinary shares [member] | Foreign [Member]
Disclosure of classes of share capital [line items]
Total share capital				20,877,606	16,393,906	13,382,812